ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING MAP Plus NPSM

     Supplement dated October 15, 2010 to the Contract Prospectus and
Contract Prospectus Summary, each dated April 30, 2010, as amended

The following information updates and amends certain information contained in the Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

1.	Effective May 1, 2010, RiverSource Investments, LLC, the investment adviser for RiverSource Diversified
Equity Income Fund and RiverSource High Yield Bond Fund, changed its name to Columbia Management
Investment Advisers, LLC. All references to RiverSource Investments, LLC in the Contract Prospectus and
Contract Prospectus Summary are deleted and replaced with Columbia Management Investment Advisers, LLC.

2.	Effective September 27, 2010, RiverSource Diversified Equity Income Fund changed its name to Columbia
Diversified Equity Income Fund and RiverSource High Yield Bond Fund changed its name to Columbia High
Yield Bond Fund. Accordingly, effective September 27, 2010, all references to RiverSource Diversified Equity
Income Fund and RiverSource High Yield Bond Fund in the Contract Prospectus and Contract Prospectus
Summary are deleted and replaced with Columbia Diversified Equity Income Fund and Columbia High Yield
Bond Fund, respectively.

3.	The information for RiverSource Diversified Equity Income Fund and RiverSource High Yield Bond Fund in
Appendix IV – Fund Descriptions in the Contract Prospectus and Appendix V – Availability of Certain Funds
in the Contract Prospectus Summary is hereby deleted and replaced with the following:

Fund Name and	Investment Objective(s)
Investment Adviser/Subadviser
RiverSource Investment Series, Inc. – Columbia	Seeks to provide shareholders with a high level of
Diversified Equity Income Fund	current income and, as a secondary objective steady
growth of capital growth.
Investment Adviser: Columbia Management
Investment Advisers, LLC
RiverSource High Yield Income Series, Inc. –	Seeks to provide shareholders with high current
Columbia High Yield Bond Fund	income as its primary objective and, as its
secondary objective, capital growth.
Investment Adviser: Columbia Management
Investment Advisers, LLC

4.	Effective as of the close of business on December 31, 2010, Class R3 of the Columbia Diversified Equity
Income Fund and the Columbia High Yield Bond Fund will be closed to new investors and new accounts.
Notwithstanding, Columbia Diversified Equity Income Fund (Class R3) and Columbia High Yield Bond Fund
(Class R3) will be available only to plans that have invested in the fund prior to January 1, 2011 or have approved the fund as an investment prior to January 1, 2011 and then have invested in the fund by March 31,
2011.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.109860-10I	October 2010